FINANCIAL RISK MANAGEMENT - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	R$ 12,716,832
Lease liability	3,547,862
Trade accounts payables, related parties and reverse factoring operations	6,770,579
Dividends payable	180,772
Total expected cash flow [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	16,122,845
Lease liability	4,070,477
Trade accounts payables, related parties and reverse factoring operations	6,770,579
Dividends payable	180,772
Interest to be accrued [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures, interest to be accrued	(3,406,013)
Lease, interest to be accrued	(522,615)
Trade accounts payables, related parties and reverse factoring operations	0
Dividends payable	0
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	1,339,240
Lease liability	1,154,697
Trade accounts payables, related parties and reverse factoring operations	6,770,579
Dividends payable	180,772
One to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	7,288,382
Lease liability	2,086,269
Trade accounts payables, related parties and reverse factoring operations	0
Dividends payable	0
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	7,495,223
Lease liability	829,511
Trade accounts payables, related parties and reverse factoring operations	0
Dividends payable	R$ 0